Schedule of Roll Forward of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Balance at December 31, 2021	$ 7,697
Initial valuation of derivative liabilities included in debt discount	1,314	377
Initial valuation of derivative liabilities included in derivative expense	108	1,594
Reclassification of derivative liabilities loss to gain on debt extinguishment	(325)	(245)
Reclass from additional paid-in capital		3,462
Change in fair value included in derivative expense	(1,534)	2,509
Balance at September 30, 2022	7,260	7,697
Warrants [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2021	5,336
Initial valuation of derivative liabilities included in debt discount
Initial valuation of derivative liabilities included in derivative expense		246
Reclassification of derivative liabilities loss to gain on debt extinguishment		(52)
Reclass from additional paid-in capital		3,107
Change in fair value included in derivative expense		2,035
Balance at September 30, 2022		5,336
Convertible Notes [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2021	2,361
Initial valuation of derivative liabilities included in debt discount	163	377
Initial valuation of derivative liabilities included in derivative expense	108	1,348
Reclassification of derivative liabilities loss to gain on debt extinguishment	(325)	(193)
Reclass from additional paid-in capital		355
Change in fair value included in derivative expense	(1,216)	474
Balance at September 30, 2022	1,091	2,361
Warrant [Member]
Short-Term Debt [Line Items]
Balance at December 31, 2021	5,336
Initial valuation of derivative liabilities included in debt discount	1,151
Initial valuation of derivative liabilities included in derivative expense
Reclassification of derivative liabilities loss to gain on debt extinguishment
Change in fair value included in derivative expense	(318)
Balance at September 30, 2022	$ 6,169	$ 5,336